Property, Plant and Equipment (Details PPE) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment
Property, plant, and equipment, at cost		$ 37,833	$ 35,479
Accumulated depreciation and amortization		(9,233)	(8,157)
Property, plant, and equipment - net		28,600	27,322
Depreciation and amortization		1,348	944	$ 729
Nonregulated [Member] | Natural gas gathering and processing facilities [Member]
Property, Plant and Equipment
Property, plant, and equipment, at cost		$ 20,636	18,717
Nonregulated [Member] | Natural gas gathering and processing facilities [Member] | Minimum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	[1]	5 years
Nonregulated [Member] | Natural gas gathering and processing facilities [Member] | Maximum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	[1]	40 years
Nonregulated [Member] | Construction in Progress [Member]
Property, Plant and Equipment
Property, plant, and equipment, at cost		$ 740	2,115
Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment
Property, plant, and equipment, at cost		$ 1,743	1,459
Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	[1]	2 years
Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	[1]	45 years
Regulated [Member] | Natural gas transmission facilities [Member]
Property, Plant and Equipment
Property, plant, and equipment, at cost		$ 12,189	10,867
Regulated [Member] | Natural gas transmission facilities [Member] | Minimum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	[1]	5 years
Regulated Property, Plant, and Equipment, Depreciation Rate	[1]	1.20%
Regulated [Member] | Natural gas transmission facilities [Member] | Maximum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	[1]	45 years
Regulated Property, Plant, and Equipment, Depreciation Rate	[1]	6.97%
Regulated [Member] | Construction in Progress [Member]
Property, Plant and Equipment
Property, plant, and equipment, at cost		$ 941	985
Regulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment
Property, plant, and equipment, at cost		$ 1,584	1,336
Regulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment
Regulated Property, Plant, and Equipment, Depreciation Rate	[1]	1.35%
Regulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment
Regulated Property, Plant, and Equipment, Depreciation Rate	[1]	33.33%
Regulated [Member] | Excess Of Original Cost Of Regulated Facilities [Member]
Property, Plant and Equipment
Property, plant, and equipment - net		$ 706	$ 746
Period of straight-line amortization		40 years

[1]	Estimated useful life and depreciation rates are presented as of December 31, 2015. Depreciation rates and estimated useful lives for regulated assets are prescribed by the FERC.